Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
2013	¥ 75,428
2014	70,421
2015	26
2016	26
2017	26
Thereafter	110,020
Total	¥ 255,947	¥ 428,102